Document and Entity Information	12 Months Ended
Nov. 01, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2011
Registrant Name	HC CAPITAL TRUST
Central Index Key	0000934563
Amendment Flag	false
Document Creation Date	May 01, 2012
Document Effective Date	May 01, 2012
Prospectus Date	Nov. 01, 2011